Long-term investments (Details Textual) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended
	Oct. 31, 2015	Jun. 30, 2008	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Oct. 31, 2004
Income (Loss) from Equity Method Investments			$ (13)	$ (48)
Entree/Oyu Tolgoi JV Property [Member]
Income (Loss) from Equity Method Investments			0	0
Joint Venture Property, Cumulative Expenditures			30,100
Accrued Interest Expense			$ 100	$ 100
Equity Method Investment, Ownership Percentage			20.00%
Equity Method Investment, Description of Principal Activities			The Company is entitled to 20% or 30% of the mineralization extracted from the Entre/Oyu Tolgoi JV Property, depending on the depth of mineralization.
Entree/Oyu Tolgoi JV Property [Member] | Long-term Investment [Member]
Equity Method Investments			$ 100		$ 200
OTLLC [Member] | The Government of Mongolia [Member]
Equity Method Investment, Ownership Percentage						34.00%
OTLLC [Member] | Entree/Oyu Tolgoi JV Property [Member]
Exploration Expense, Mining		$ 35,000
Percentage Interest Owned in All Minerals Extracted Below a Sub-surface Depth of 560 Meters		80.00%
Percentage Interest Owned in All Minerals Extracted from Surface to a Depth of 560 Meters		70.00%
OTLLC [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%		2.00%
Shivee Tolgoi and Javhlant [Member]
Mining Licenses, Term			30 years
Mining Licenses, Renewal Rights, Renewal Term			20 years
Shivee Tolgoi [Member]
Ownership in Mining License			100.00%